Total
Aperture New World Opportunities Fund
Aperture New World Opportunities Fund
Investment Objective
The Aperture New World Opportunities Fund (the “New World Opportunities Fund” or the “Fund”) seeks total return, consisting of current income and capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aperture New World Opportunities Fund		Institutional Shares	Class X Shares
Management Fees	[1]	0.41%	0.41%
Shareholder Servicing Fees		none	0.07%
Other Operating Expenses		0.16%	0.16%
Other Expenses		0.16%	0.23%
Total Annual Fund Operating Expenses		0.57%	0.64%
[1]	The management fee paid to Aperture Investors, LLC (the “Adviser”) is calculated and accrued daily, at an annual rate based on the Fund’s average daily net assets, and consists of a base fee that is adjusted upward or downward depending upon the performance of the Fund’s Institutional Shares relative to the Bloomberg Barclays EM USD Aggregate 1-5 Year Total Return Index (the “EM Index”). The base fee of 1.225% represents the management fee in the event that the performance of the Fund’s Institutional Shares equals the performance of the EM Index plus 2.75%. Depending on the performance of the Fund’s Institutional Shares, the Fund’s annual management fee may increase or decrease by a maximum of 0.825% and, accordingly, will range from a minimum of 0.40% (in the event that the performance of the Fund’s Institutional Shares is equal to or lower than the performance of the EM Index) to a maximum of 2.05% (in the event that the performance of the Fund’s Institutional Shares exceeds the performance of the EM Index by 5.50% or more). The Management Fee shown is the Management Fee paid to the Adviser during the prior fiscal year, and the total Management Fee payable during the current fiscal year will fluctuate based on the performance of the Fund’s Institutional Shares and thus may be higher or lower than the amount shown.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aperture New World Opportunities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Institutional Shares	58	183	318	714
Class X Shares	65	205	357	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in securities economically tied to emerging market countries, including fixed income securities, foreign currencies and equity securities. The Fund’s investments may be denominated in local currency or be U.S. dollar-denominated.

The Fund may invest in a broad range of fixed income securities in emerging markets and across all fixed income sectors, including government and corporate fixed income securities. The Fund may invest in fixed income securities of any maturity, and may invest in securities that are rated investment grade or below investment grade (“high yield” or “junk” bonds). There is no limit on the amount of Fund assets that may be invested in high yield bonds. The Fund may invest in unrated securities, in which case the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade or below investment grade categories similar to those of nationally recognized statistical rating organizations. The Fund may also invest in fixed income securities issued by U.S. Government-sponsored entities, U.S. agencies and instrumentalities.

Equity securities, including equity securities in emerging markets, in which the Fund may invest include common stock, American Depositary Receipts (“ADRs”), and securities of investment companies, including closed-end funds and exchange-traded funds (“ETFs”). The Fund may invest in equity securities of companies of any market capitalization.

The Fund may use derivatives, including options, futures, swaps and currency forward contracts, to attempt to both reduce the cost of investing in certain types of securities or asset classes, increase the return of the Fund and/or hedge (protect) the value of the Fund’s assets. The Fund may use options to create long or short equity exposure without investing directly in equity securities, while it may use futures to create long or short equity, fixed income, or U.S. Treasury exposure without investing directly in equity, fixed income or U.S. Treasury securities. The Fund may also use swaps to create long or short exposure without investing directly in the underlying assets. As well, the Fund may use currency forwards to increase or decrease exposure to a given currency. In addition, the Fund may enter into reverse repurchase agreements.

The Adviser considers a security to be “economically tied” to an emerging market country if the issuer of the security exhibits one or more of the following characteristics: (1) the issuer’s principal securities trading market is in an emerging market country; (2) while traded in any market, alone or on a consolidated basis, the issuer derives 50% or more of its annual revenues or annual profits from either goods produced, sales made or services performed in emerging market countries; (3) the issuer has 50% of more of its assets located in an emerging market country; or (4) the issuer is organized under the laws of, and has a principal office in, an emerging market country.

An “emerging market” country is any country determined by the Adviser to have an emerging market economy, taking into account a number of factors. These factors may include whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (also known as the World Bank), the country’s foreign currency debt rating, its location and neighboring countries, its political and economic stability and the development of its financial and capital markets. These countries may include those located in Latin America and the Caribbean, Asia, Africa, the former Soviet Union, the Middle East and the developing countries of Europe (primarily Central and Eastern Europe).

The Fund focuses on emerging market countries where there are attractive risk-adjusted investment opportunities relative to those in developed countries, as determined by the Adviser. In making such determinations, the Adviser typically considers the volatility and country risk premium of an investment opportunity relative to comparable U.S. Treasury securities, and makes its own determination of what constitutes an appropriate risk premium relative to the specific investment. The Adviser seeks to actively manage the Fund’s assets in relation to market conditions and general economic conditions and adjust the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of market conditions.

The Adviser selects individual securities for purchase or sale by the Fund based on the Adviser’s assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making these assessments, the Adviser takes into account various factors, including the credit quality and interest rate sensitivities of individual securities as well as the inflation, monetary and fiscal policy, exchange rate, and political characteristics of the country. In order to reduce the volatility inherent in emerging markets investing, the Adviser expects to adjust the mix of securities types in the Fund’s portfolio to meet the Fund’s investment objective in response to changing market conditions.

Further, the Adviser seeks to assess the risks and opportunities presented by certain environmental, social and governance (“ESG”) factors in accordance with the Adviser’s Responsible Investment and ESG Policy (the “ESG Policy”). While the Fund’s primary goal is to generate excess returns, the Adviser is committed to integrating ESG factors into its research process in accordance with the ESG Policy. While ESG factors are considered, securities of issuers presenting ESG-related risks may be purchased and retained by the Fund and considerable autonomy is given to the investment team in making such decisions. In addition, the Fund employs an exclusionary screen that prohibits investment in certain types of investments, such as producers of certain types of weapons and munitions.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Emerging Markets/Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. The Fund’s exposure to these risks is heightened as a result of the Fund investing primarily in emerging market countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Fixed Income Market Risk – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Below Investment Grade Securities (Junk Bonds) Risk – Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Depositary Receipts Risk – Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Market Risk – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Leverage Risk – The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Prepayment Risk – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Environmental, Social and Governance Risk – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Investments in Investment Company Risk – When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses and fees. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.apertureinvestors.com or by calling toll-free to 1-888-514-7557.

Best Quarter	Worst Quarter
9.67%	(7.64)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s Institutional Shares’ performance from 01/01/2022 to 03/31/2022 was (6.29)%.

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Class X Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - Aperture New World Opportunities Fund	1 Year	Since Inception	Inception Date
Institutional Shares	(3.59%)	2.53%	Mar. 18, 2019
Institutional Shares | After Taxes on Distributions	(5.45%)	0.88%	Mar. 18, 2019
Institutional Shares | After Taxes on Distributions and Sales	(2.09%)	1.25%	Mar. 18, 2019
Class X Shares	(3.68%)	2.36%	Mar. 18, 2019
Bloomberg Barclays EM USD Aggregate 1-5 Year Total Return Index (reflects no deductions for fees, expenses or taxes)	(1.37%)	2.74%	Mar. 18, 2019

Aperture Endeavour Equity Fund
Aperture Endeavour Equity Fund
Investment Objective
The Aperture Endeavour Equity Fund (the “Endeavour Equity Fund” or the “Fund”) seeks a return in excess of the MSCI ACWI hedged to USD Net Total Return Index (the “MSCI USD Index”).
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aperture Endeavour Equity Fund		Institutional Shares	Class X Shares
Management Fees	[1]	0.32%	0.32%
Shareholder Servicing Fees		none	0.08%
Other Operating Expenses		0.29%	0.28%
Other Expenses		0.29%	0.36%
Total Annual Fund Operating Expenses		0.61%	0.68%
[1]	The management fee paid to Aperture Investors, LLC (the “Adviser”) is calculated and accrued daily, at an annual rate based on the Fund’s average daily net assets, and consists of a base fee that is adjusted upward or downward depending upon the performance of the Fund’s Institutional Shares relative to the MSCI USD Index. The base fee of 1.82% represents the management fee in the event that the performance of the Fund’s Institutional Shares equals the performance of the MSCI USD Index plus 5.00%. Depending on the performance of the Fund’s Institutional Shares, the Fund’s annual management fee may increase or decrease by a maximum of 1.50% and, accordingly, will range from a minimum of 0.32% (in the event that the performance of the Fund’s Institutional Shares is equal to or lower than the performance of the MSCI USD Index) to a maximum of 3.32% (in the event that the performance of the Fund’s Institutional Shares exceeds the performance of the MSCI USD Index by 10.00% or more). The Management Fee shown is the Management Fee paid to the Adviser during the prior fiscal year, and the total Management Fee payable during the current fiscal year will fluctuate based on the performance of the Fund’s Institutional Shares and thus may be higher or lower than the amount shown.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aperture Endeavour Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	62	195	340	762
Class X Shares	69	218	379	847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 338% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

For purposes of the Fund’s 80% investment policy, equity securities include common stock, depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, derivatives with economic characteristics similar to such securities, and securities of investment companies, including closed-end funds and exchange-traded funds (“ETFs”). The Fund may invest in equity securities of companies of any market capitalization, and may invest in U.S. and non-U.S. (including both developed and emerging market) companies.

An “emerging market” country is any country determined by the Adviser to have an emerging market economy, taking into account a number of factors. These factors may include whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (also known as the World Bank), the country’s foreign currency debt rating, its location and neighboring countries, its political and economic stability and the development of its financial and capital markets. These countries may include those located in Latin America and the Caribbean, Asia, Africa, the former Soviet Union, the Middle East and the developing countries of Europe (primarily Central and Eastern Europe).

The Fund may invest in derivatives, including options, futures contracts, swaps and forward foreign currency contracts, to create long or short exposure without investing directly in the underlying assets, increase the return of the Fund and/or hedge (protect) the value of the Fund’s assets. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries.

The Fund seeks to achieve its objective primarily by taking long and short positions in equity securities. When the Fund takes a long position, the Fund purchases a security outright and will benefit from an increase in the price of the security. Similarly, when the Fund takes a long position through a derivative instrument, it will benefit from an increase in the price of the underlying instrument. When the Fund takes a short position, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. When the Fund takes a short position, it will benefit from a decrease in the price of the security and will incur a loss if the price of the security increases between the time it is sold and when the Fund replaces the borrowed security. Similarly, when the Fund takes a short position through a derivative instrument, it will benefit from a decrease in the price of the underlying instrument and will incur a loss if the price of the underlying instrument increases. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

In selecting investments for the Fund and in the pursuit of outperformance, original, primary research shapes the Adviser’s perspective on key conditions that make stocks attractive longs (or shorts). The entire process is grounded in the philosophy of life cycle investing and the belief that stock prices are driven by a cycle of investor behavior. Specifically, the Adviser endeavors to identify companies whose stock price reflects under-appreciation or misunderstanding of four key metrics: 1) the addressable market (i.e., the revenue opportunity that exists within a market for a product or service), 2) operating margins, 3) underlying business economics and 4) corporate management. In order to research and arrive at a differentiated viewpoint on these key metrics, the Adviser undertakes what it believes to be an in-depth diligence process that involves extensive reading of company and industry-related materials as well as in-person meetings with management teams, all supplemented by the running of proprietary data-driven screens designed to give it an advantage in security selection.

Further, the Adviser seeks to assess the risks and opportunities presented by certain environmental, social and governance (“ESG”) factors in accordance with the Adviser’s Responsible Investment and ESG Policy (the “ESG Policy”). While the Fund’s primary goal is to generate excess returns, the Adviser is committed to integrating ESG factors into its research process in accordance with the ESG Policy. While ESG factors are considered, securities of issuers presenting ESG-related risks may be purchased and retained by the Fund and considerable autonomy is given to the investment team in making such decisions. In addition, the Fund employs an exclusionary screen that prohibits investment in certain types of investments, such as producers of certain types of weapons and munitions.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Equity Market Risk – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Emerging Markets/Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. The Fund may also take a short position in a derivative instrument, which involves the risk of a theoretically unlimited increase in the value of the underlying instrument and a potentially unlimited loss.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Depositary Receipts Risk – Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Leverage Risk – The Fund’s use of derivatives and short sales may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Investments in Investment Company Risk – When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses and fees. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Environmental, Social and Governance Risk – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.apertureinvestors.com or by calling toll-free to 1-888-514-7557.

Best Quarter	Worst Quarter
20.51%	(16.77)%
12/31/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s Institutional Shares’ performance from 01/01/2022 to 03/31/2022 was (5.60)%.

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Class X Shares will vary.

Average Annual Total Returns - Aperture Endeavour Equity Fund	1 Year	Since Inception	Inception Date
Institutional Shares	10.86%	21.82%	Sep. 30, 2019
Institutional Shares | After Taxes on Distributions	7.03%	19.50%	Sep. 30, 2019
Institutional Shares | After Taxes on Distributions and Sales	7.01%	16.28%	Sep. 30, 2019
Class X Shares	10.75%	21.61%	Sep. 30, 2019
MSCI ACWI hedged to USD Net Total Return Index (reflects no deductions for fees, expenses or taxes)	20.91%	19.69%	Sep. 30, 2019

Aperture Discover Equity Fund
Aperture Discover Equity Fund
Investment Objective
The Aperture Discover Equity Fund (the “Discover Equity Fund” or the “Fund”) seeks a return in excess of the Russell 2000 Total Return Index (the “Russell Index”).
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aperture Discover Equity Fund		Institutional Shares	Class X Shares
Management Fees	[1]	4.05%	4.05%
Shareholder Servicing Fees		none	0.08%
Other Operating Expenses		0.11%	0.05%
Other Expenses		0.11%	0.13%
Total Annual Fund Operating Expenses		4.16%	4.18%
[1]	The management fee paid to Aperture Investors, LLC (the “Adviser”) is calculated and accrued daily, at an annual rate based on the Fund’s average daily net assets, and consists of a base fee that is adjusted upward or downward depending upon the performance of the Fund’s Institutional Shares relative to the Russell Index. The base fee of 2.175% represents the management fee in the event that the performance of the Fund’s Institutional Shares equals the performance of the Russell Index plus 6.25%. Depending on the performance of the Fund’s Institutional Shares, at current asset levels, the Fund’s annual management fee may increase or decrease by a maximum of 1.875% and, accordingly, will range from a minimum of 0.30% (in the event that the performance of the Fund’s Institutional Shares is equal to or lower than the performance of the Russell Index) to a maximum of 4.05% (in the event that the performance of the Fund’s Institutional Shares exceeds the performance of the Russell Index by 12.50% or more). The Management Fee shown is the Management Fee paid to the Adviser during the prior fiscal year, and the total Management Fee payable during the current fiscal year will fluctuate based on the performance of the Fund’s Institutional Shares and thus may be higher or lower than the amount shown.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aperture Discover Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	418	1,264	2,124	4,339
Class X Shares	420	1,269	2,133	4,355

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund primarily invests are common stocks of North American companies, including initial public offerings (“IPOs”). For purposes of the Fund’s 80% investment policy, however, equity securities also include exchange-traded funds (“ETFs”) and derivatives with economic characteristics similar to equity securities. The Fund may invest in both small capitalization companies and medium capitalization companies, and may invest in companies located in both the U.S. and non-U.S. developed market countries. The Fund may invest in derivatives, including swaps, to create long or short exposure without investing directly in the underlying assets, increase the return of the Fund and/or hedge (protect) the value of the Fund’s assets.

The Fund seeks to achieve its objective primarily by taking long and short positions in equity securities of companies that the Adviser believes are undergoing transformational change. The Fund takes long positions in equity securities of companies that the Adviser believes are high quality companies with attractive valuations that are undergoing positive, fundamental changes. Examples of positive, fundamental changes may include: new management, technology initiatives, new product development, cost reduction, operational efficiencies and/or acquisitions/divestitures. The Adviser believes that these types of changes can be transformational in their ability to accelerate revenue growth, operating income, cash flow and/or return of invested capital for a company. The Fund takes short positions in equity securities of companies that the Adviser believes are companies with unattractive valuations that are experiencing deteriorating fundamentals and/or structural challenges. Examples of deteriorating fundamentals may include: slowing revenue growth, contracting margins, declining market share and/or deteriorating returns. Examples of structural challenges may include: inflexible structure, entrenched management, competitive threats and/or weak pricing power.

Further, the Adviser seeks to assess the risks and opportunities presented by certain environmental, social and governance (“ESG”) factors in accordance with the Adviser’s Responsible Investment and ESG Policy (the “ESG Policy”). While the Fund’s primary goal is to generate excess returns, the Adviser is committed to integrating ESG factors into its research process in accordance with the ESG Policy. While ESG factors are considered, securities of issuers presenting ESG-related risks may be purchased and retained by the Fund and considerable autonomy is given to the investment team in making such decisions. In addition, the Fund employs an exclusionary screen that prohibits investment in certain types of investments, such as producers of certain types of weapons and munitions.

When the Fund takes a long position, the Fund purchases a security outright and will benefit from an increase in the price of the security. Similarly, when the Fund takes a long position through a derivative instrument, it will benefit from an increase in the price of the underlying instrument. When the Fund takes a short position, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. When the Fund takes a short position, it will benefit from a decrease in the price of the security and will incur a loss if the price of the security increases between the time it is sold and when the Fund replaces the borrowed security. Similarly, when the Fund takes a short position through a derivative instrument, it will benefit from a decrease in the price of the underlying instrument and will incur a loss if the price of the underlying instrument increases. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

Under normal circumstances, the Fund intends to hold long positions in securities for long periods (typically over two years).

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Equity Market Risk – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (“OTC”). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Long-Term Investment Strategy Risk – Under normal circumstances, the Fund intends to hold securities for long periods (typically over two years). This investment style may cause the Fund to lose money or underperform compared to the Russell Index or other mutual funds over the short or medium terms. The Fund also may underperform in the long term even though it intends to hold securities for long periods. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- and medium-term fluctuations in the value of the Fund’s portfolio.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. The Fund may also take a short position in a derivative instrument, which involves the risk of a theoretically unlimited increase in the value of the underlying instrument and a potentially unlimited loss.

Derivatives Risk – The Fund’s use of swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Leverage Risk – The Fund’s use of derivatives and short sales may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Environmental, Social and Governance Risk – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.apertureinvestors.com or by calling toll-free to 1-888-514-7557.

Best Quarter	Worst Quarter
59.86%	(29.57)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s Institutional Shares’ performance from 01/01/2022 to 03/31/2022 was (19.07)%.

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Class X Shares will vary.

Average Annual Total Returns - Aperture Discover Equity Fund	1 Year	Since Inception	Inception Date
Institutional Shares	28.95%	43.19%	Dec. 30, 2019
Institutional Shares | After Taxes on Distributions	20.78%	37.97%	Dec. 30, 2019
Institutional Shares | After Taxes on Distributions and Sales	20.07%	32.84%	Dec. 30, 2019
Class X Shares	28.86%	43.05%	Dec. 30, 2019
Russell 2000 Total Return Index (reflects no deductions for fees, expenses or taxes)	14.82%	17.47%	Dec. 30, 2019

Aperture International Equity Fund
Aperture International Equity Fund
Investment Objective
The Aperture International Equity Fund (the “International Equity Fund” or the “Fund”) seeks a return in excess of the MSCI ACWI ex USA (Net) USD Index (the “MSCI ex-US Index”).
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aperture International Equity Fund		Institutional Shares	Class X Shares
Management Fees	[1]	0.97%	0.97%
Shareholder Servicing Fees		none	0.09%
Other Operating Expenses		0.11%	0.24%
Other Expenses		0.11%	0.33%
Total Annual Fund Operating Expenses	[2]	1.08%	1.30%
[1]	The management fee paid to Aperture Investors, LLC (the “Adviser”) is calculated and accrued daily, at an annual rate based on the Fund’s average daily net assets, and consists of a base fee that is adjusted upward or downward depending upon the performance of the Fund’s Institutional Shares relative to the MSCI ex-US Index. The base fee of 1.90% represents the management fee in the event that the performance of the Fund’s Institutional Shares equals the performance of the MSCI ex-US Index plus 5.00%. Depending on the performance of the Fund’s Institutional Shares, the Fund’s annual management fee may increase or decrease by a maximum of 1.50% and, accordingly, will range from a minimum of 0.40% (in the event that the performance of the Fund’s Institutional Shares is equal to or lower than the performance of the MSCI ex-US Index) to a maximum of 3.40% (in the event that the performance of the Fund’s Institutional Shares exceeds the performance of the MSCI ex-US Index by 10.00% or more). The Management Fee shown is the Management Fee paid to the Adviser during the prior fiscal year, and the total Management Fee payable during the current fiscal year will fluctuate based on the performance of the Fund’s Institutional Shares and thus may be higher or lower than the amount shown.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because Other Operating Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aperture International Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	110	343	595	1,317
Class X Shares	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

For purposes of the Fund’s 80% investment policy, equity securities include common stock, preferred stock, warrants, rights, convertible securities, participation notes (“P-Notes”), private placements and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and derivatives with economic characteristics similar to such securities. The Fund will invest primarily in securities economically tied to non-U.S. countries, including emerging market countries.

The Fund considers a company to be economically tied to a non-U.S. country if: (1) the company’s principal securities trading market is outside of the United States.; (2) while traded in any market, alone or, with respect to a parent company, on a consolidated basis with its subsidiaries, the company derives 50% or more of its annual revenues or annual profits from either goods produced, sales made or services performed outside of the United States.; (3) the company has 50% or more of its assets located outside of the United States; or (4) the company is organized under the laws of, and has a principal office in, a non-U.S. country.

An “emerging market” country is any country determined by the Adviser to have an emerging market economy, taking into account a number of factors. These factors may include whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (also known as the World Bank), the country’s foreign currency debt rating, its location and neighboring countries, its political and economic stability and the development of its financial and capital markets. The Fund may invest in equity securities of companies of any market capitalization.

The Fund may invest in derivatives, including options, futures contracts, forward contracts and swaps, including total return swaps, to create long or short exposure without investing directly in the underlying assets, increase the return of the Fund and/or hedge (protect) the value of the Fund’s assets. The Fund may also invest in money market instruments for cash management purposes.

The Fund seeks to achieve its objective primarily by taking long and short positions in equity securities. When the Fund takes a long position, the Fund purchases a security outright and will benefit from an increase in the price of the security. Similarly, when the Fund takes a long position through a derivative instrument, it will benefit from an increase in the price of the underlying instrument. When the Fund takes a short position, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. When the Fund takes a short position, it will benefit from a decrease in the price of the security and will incur a loss if the price of the security increases between the time it is sold and when the Fund replaces the borrowed security. Similarly, when the Fund takes a short position through a derivative instrument, it will benefit from a decrease in the price of the underlying instrument and will incur a loss if the price of the underlying instrument increases. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

In selecting securities for the Fund, the Adviser will use a bottom-up approach in choosing investments, primarily seeking companies expected to experience growth from secular (i.e., long-term) trends. Companies are screened using in-house research to identify those which the Adviser believes have favorable attributes, including:

●	attractive valuation

●	strong management

●	conservative debt

●	free cash flow

●	scalable business models

●	competitive advantages

In making portfolio selections, the Adviser will also consider the economic, political and market conditions of the various countries in which the Fund may invest. Analysis is conducted along three primary dimensions, each with a set of defined criteria. If a company is deemed by the Adviser to present compelling attributes along all three dimensions, the company moves to a short list of potential investment opportunities. These three dimensions are:

1.    Opportunity Set

The Adviser attempts to identify trends and transformation that it believes underpin secular growth opportunities, including:

●	Substitution of capital for labor (for example, automation or robotics)

●	Digital, globally connected economy

●	Energy, environment, climate change

2.    Fundamentals

The Adviser performs fundamental research on what it believes are innovative companies that stand to potentially benefit from growth trends, including those with:

●	Durable business models

●	Proven management

●	Secular tailwinds

●	Improving balance sheets

●	Consistent free cash flow

●	High or improving margins

●	Scalable businesses with sustainable competitive advantages

3.    Valuation

The Adviser attempts to purchase stocks when it believes the long-term prospects of those stocks are under-appreciated or those stocks are negatively impacted by short-term events, using what the Adviser considers to be a:

●	Systematic, objective and disciplined valuation methodology for stock selection

●	Proprietary valuation process focused on the current price versus the expected value

The Fund takes short positions in equity securities of companies that the Adviser believes are companies with unattractive valuations that are experiencing deteriorating fundamentals and/or structural challenges. Examples of deteriorating fundamentals may include: slowing revenue growth, contracting margins, declining market share and/or deteriorating returns. Examples of structural challenges may include: inflexible structure, entrenched management, competitive threats and/or weak pricing power.

Further, the Adviser seeks to assess the risks and opportunities presented by certain environmental, social and governance (“ESG”) factors in accordance with the Adviser’s Responsible Investment and ESG Policy (the “ESG Policy”). Factors taken into consideration may include, but are not limited to the amount and direction of greenhouse gas emissions, sustainability of operations, progress toward a more circular economy, the extent to which a company is helping others move toward more sustainable ecosystems, amount and direction in the use of renewable energy and recyclable products, management’s pay and incentive alignment with shareholders, board composition, strategic direction surrounding its ESG efforts, the extent to which a Company’s engagement is focused on all of its stakeholders, and various third party ESG scores and rankings. While the Fund’s primary goal is to generate excess returns, the Adviser is committed to integrating ESG factors into its research process in accordance with the ESG Policy. While ESG factors are considered, they are among numerous factors considered by the Adviser, and securities of issuers presenting ESG-related risks may be purchased and retained by the Fund and considerable autonomy is given to the investment team in making such decisions. In addition, the Fund employs an exclusionary screen that prohibits investment in certain types of investments, such as producers of certain types of weapons and munitions.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Equity Market Risk – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.

Emerging Markets/Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. The Fund may also take a short position in a derivative instrument, which involves the risk of a theoretically unlimited increase in the value of the underlying instrument and a potentially unlimited loss.

Leverage Risk – The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Depositary Receipts Risk – Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Convertible and Preferred Securities Risk – Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Long-Term Investment Strategy Risk – Under normal circumstances, the Fund intends to hold securities for long periods (typically for at least one year). This investment style may cause the Fund to lose money or underperform compared to the MSCI ex-US Index or other mutual funds over the short or medium terms. The Fund also may underperform in the long term even though it intends to hold securities for long periods. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- and medium-term fluctuations in the value of the Fund’s portfolio.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Private Placements Risk – Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The administrator of LIBOR clarified that the publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Environmental, Social and Governance Risk – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements and forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for a Fund to lose money by investing in these and other types of money market funds.

Performance Information

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s Institutional Shares’ performance for the 2021 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.apertureinvestors.com or by calling toll-free to 1-888-514-7557.

Best Quarter	Worst Quarter
5.21%	(3.48)%
6/30/2021	9/30/2021

The performance information shown above is based on a calendar year. The Fund’s Institutional Shares’ performance from 01/01/2022 to 03/31/2022 was (7.00)%.

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Class X Shares will vary.

Average Annual Total Returns - Aperture International Equity Fund	1 Year	Since Inception	Inception Date
Institutional Shares	7.27%	18.17%	Oct. 01, 2020
Institutional Shares | After Taxes on Distributions	1.79%	13.31%	Oct. 01, 2020
Institutional Shares | After Taxes on Distributions and Sales	5.12%	12.30%	Oct. 01, 2020
Class X Shares	7.21%	18.11%	Oct. 01, 2020
MSCI ACWI ex USA (Net) USD Index	7.82%	20.17%	Oct. 01, 2020